Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0001650648
Registrant Name	4D Molecular Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES